Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

Note 6 - Accrued expenses and other current liabilities

Accrued expenses and other current liabilities as of December 31, 2025 and December 31, 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Accrued payroll and payroll taxes	$1,749	$16,673
Accrued interest	4,744	-
Total	$6,493	$16,673